Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted cash	$ 67,567	$ 62,321
Accounts receivable	50,028	1,505
Property and equipment, net	1,848,635	407,356
Intangible assets, net	289,209	22,600
Restricted cash	7,272	7,401
Current portion of long-term debt and financing lease obligations	270,900	36,682
Long-term debt, less current portion	1,033,134	371,427
Asset retirement obligations	44,749	11,002
Par value per share of preferred stock	$ 0.01	$ 0
Number of preferred stock shares authorized	100,000	0
Number of preferred stock shares issued	0	0
Number of preferred stock shares outstanding	0	0
Consolidated variable interest entities
Restricted cash	32,167	2,139
Accounts receivable	31,120	0
Property and equipment, net	681,782	26,006
Intangible assets, net	120,432	0
Restricted cash	1,139	0
Current portion of long-term debt and financing lease obligations	14,043	587
Long-term debt, less current portion	416,475	8,683
Asset retirement obligations	5,526	1,627
Class A Common Stock
Par value per share of common stock	$ 0.01	$ 0
Number of common stock shares authorized	63,581,000	0
Number of common stock shares issued	30,652,000	0
Number of common stock shares outstanding	30,652,000	0
Class B Common Stock
Par value per share of common stock	$ 0.01	$ 0
Number of common stock shares authorized	65,709,000	0
Number of common stock shares issued	64,527,000	0
Number of common stock shares outstanding	64,527,000	0
Class B1 Common Stock
Par value per share of common stock	$ 0.01	$ 0
Number of common stock shares authorized	260,000,000	0
Number of common stock shares issued	5,840,000	0
Number of common stock shares outstanding	5,840,000	0
Predecessor
Restricted cash		62,321	4,538
Accounts receivable		1,505	613
Property and equipment, net		407,356	111,697
Intangible assets, net		22,600	22,600
Asset retirement obligations		11,002	6,175
Predecessor | Consolidated variable interest entities
Restricted cash		2,139	0
Property and equipment, net		26,006	0
Current portion of long-term debt and financing lease obligations		587	0
Long-term debt, less current portion		8,683	0
Asset retirement obligations		$ 1,627	$ 0